Property, Plant and Equipment - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 501,876	$ 442,969	$ 453,383
Batteries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	380,273	359,873	355,531
Machinery equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	63,083	64,675	75,576
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,479	3,651	6,103
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,394	3,373	3,279
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	750	490	479
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,672	8,701	12,341
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 46,225	$ 2,206	$ 74